Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2025
Contingent Consideration [Abstract]
Schedule of Movement in Contingent Consideration

The movement in contingent consideration is as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Balance at beginning of the year	—	—	—
Addition (Note 4.1)	—	7,987,000	1,026,171
Changes in fair value of contingent consideration recognized in profit or loss	—	717,606	92,199
Balance at end of the year	—	8,704,606	1,118,370